Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000238680 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238680 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238680 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000238680 | A
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000238680 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238680 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000247848 | Other Industries
Holdings [Line Items]
Percent of Total Investments	43.50%
C000254159 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000254159 | NR
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000254159 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000254159 | A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254159 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000254159 | B
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254159 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000245530 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245530 | NR
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245530 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000245530 | B
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000245530 | BB
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000245530 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245531 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000245531 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245531 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000245531 | A
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000245531 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000245531 | AAA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000245531 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248456 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248456 | NR
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000248456 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000248456 | A
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000248456 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248456 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000248456 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248456 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247027 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000247027 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247027 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247027 | A
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000247027 | AA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000247027 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000247027 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247024 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000247024 | NR
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247024 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000247024 | A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247024 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247024 | AAA
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000247024 | B
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247024 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247024 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245532 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000245532 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000245532 | BBB
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000245532 | A
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000245532 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000245532 | AAA
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000245532 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.50%